Recent Accounting Pronouncements Details (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ 8.9